UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Beacon Investment Company
Address: 201 S. Main Street
         Suite 200
         Ann Arbor, MI  48104

13F File Number:  28-3155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Audrey L. Johnson
Title:    Chief Financial Officer
Phone:    734-662-1200
Signature, Place, and Date of Signing:

    Audrey L. Johnson    Ann Arbor, Michigan    April 12, 2000


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   54

Form 13F Information Table Value Total:   $323645



List of Other Included Managers:

 No.  13F File Number     Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AES Corp                       COMMON STOCK     00130H105    25810   327743 SH       SOLE                   102563            225180
American Intl Group            COMMON STOCK     026874107      255     2327 SH       SOLE                      700              1627
American Tel & Tel             COMMON STOCK     001957109     6858   121792 SH       SOLE                    48112             73680
Anheuser Busch                 COMMON STOCK     035229103     4595    73810 SH       SOLE                    22215             51595
Associates First Capital Corp  COMMON STOCK     046008108     3453   161563 SH       SOLE                    57125            104438
Avery Dennison                 COMMON STOCK                    202     3300 SH       SOLE                                       3300
Avon Products Inc              COMMON STOCK     054303102     3195   109227 SH       SOLE                    35276             73951
BMC Software                   COMMON STOCK     055921100     6689   135480 SH       SOLE                    48330             87150
Borders Group                  COMMON STOCK     099709107    14887   866163 SH       SOLE                   260943            605220
Cendant Corp                   COMMON STOCK     151313103    10339   558859 SH       SOLE                   201619            357240
Cisco Systems                  COMMON STOCK     17275R102    16664   215545 SH       SOLE                    74848            140697
Disney Walt                    COMMON STOCK     254687106      268     6500 SH       SOLE                      800              5700
Enron Corp                     COMMON STOCK     293561106    20252   270475 SH       SOLE                    91115            179360
Exxon Mobil Corp               COMMON STOCK     30231g102      234     3000 SH       SOLE                                       3000
Freddie Mac                    COMMON STOCK     313400301     5916   133885 SH       SOLE                    43455             90430
GTE Corp                       COMMON STOCK     362320103     8627   121510 SH       SOLE                    42105             79405
Gemstar Intl Group LTD         COMMON STOCK     G3788V106      619     7200 SH       SOLE                      200              7000
General Elec Co                COMMON STOCK     369604103     1546     9931 SH       SOLE                     2820              7111
H & R Block Inc                COMMON STOCK     093671105     6309   140980 SH       SOLE                    52175             88805
Host Marriott Corp             COMMON STOCK     44107P104      498    56126 SH       SOLE                                      56126
Household Intl                 COMMON STOCK     441815107     6873   184191 SH       SOLE                    62337            121854
IMS Health Inc                 COMMON STOCK     449934108     5137   303295 SH       SOLE                    98185            205110
Int'l Business Mach            COMMON STOCK     459200101     9543    80870 SH       SOLE                    26100             54770
Intel Corp                     COMMON STOCK     458140100    15199   115200 SH       SOLE                    37115             78085
Interpublic Group Cos Inc      COMMON STOCK     460690100     7010   148365 SH       SOLE                    52845             95520
Johnson & Johnson              COMMON STOCK     478160104     6516    92750 SH       SOLE                    31480             61270
Kroger Co                      COMMON STOCK     501044101    11025   627740 SH       SOLE                   182245            445495
Linear Tech                    COMMON STOCK     535678106      550    10000 SH       SOLE                                      10000
Lowe's Companies Inc           COMMON STOCK     548661107     1535    26300 SH       SOLE                     1600             24700
Lucent Technologies Inc        COMMON STOCK     549463107      458     7481 SH       SOLE                     2735              4746
MBNA Corp                      COMMON STOCK     55262L100     7583   297389 SH       SOLE                   101710            195679
MCI Worldcom Inc               COMMON STOCK     55268B106    11972   264212 SH       SOLE                    92543            171669
Marriott Intl Inc Class A New  COMMON STOCK     571903202     2258    71680 SH       SOLE                                      71680
McDonald's Corp                COMMON STOCK     580135101      404    10800 SH       SOLE                                      10800
Medtronic Inc                  COMMON STOCK     585055106     8598   167145 SH       SOLE                    57005            110140
Microsoft Corp                 COMMON STOCK     594918104      450     4240 SH       SOLE                     1240              3000
Minerals Technologies          COMMON STOCK     603158106     5660   127014 SH       SOLE                    40604             86410
Oracle Corp                    COMMON STOCK     68389X105      987    12649 SH       SOLE                     2589             10060
Pepsico                        COMMON STOCK     713448108     3794   108796 SH       SOLE                    34746             74050
Pfizer                         COMMON STOCK     717081103      759    20770 SH       SOLE                      880             19890
Pitney Bowes                   COMMON STOCK     724479100     5272   117965 SH       SOLE                    37575             80390
QualComm Inc                   COMMON STOCK     747525103    37384   250376 SH       SOLE                    69715            180661
SCI Systems                    COMMON STOCK     783890106     6728   125175 SH       SOLE                    42515             82660
Solectron Corp                 COMMON STOCK     834182107    11324   282210 SH       SOLE                    94580            187630
Standard & Poors Dep Rcpts     COMMON STOCK     78462F103      948     6305 SH       SOLE                     6305
TCF Financial Corp             COMMON STOCK     872275102      286    12000 SH       SOLE                                      12000
Warner-Lambert                 COMMON STOCK     934488107     6837    69985 SH       SOLE                    27535             42450
Williams Co Inc                COMMON STOCK     969457100     5829   132670 SH       SOLE                    47005             85665
Fidelity Advisor Balanced Clas MUTUAL FUNDS     315807867      499 27379.689SH       SOLE                                  27379.689
Janus Investment Fd Growth & I MUTUAL FUNDS     471023200     2478 54217.895SH       SOLE                54217.895
Janus Worldwide Fund           MUTUAL FUNDS     471023309     1354 15846.885SH       SOLE                15846.885
SEI Core Intl Equity Fund      MUTUAL FUNDS     78411r109      245 17061.234SH       SOLE                 9549.274          7511.960
SEI Tax Managed Large Cap Fund MUTUAL FUNDS     783925571      331 23467.011SH       SOLE                                  23467.011
Vanguard Windsor II            MUTUAL FUNDS     922018205      601 24089.646SH       SOLE                24089.646